PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (522,105)	R$ (318,629)
Asset acquired on acquisition of company		(668)
Balance at the end of the year	(668,481)	(522,105)
Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,311,739	3,371,586
Asset acquired on acquisition of company		323
Benefits paid	(161,002)	(188,137)
Participants contributions paid	451	220
Sponsor contributions paid	1,982	2,226
Interest income on plan assets	315,704	354,151
Return on plan assets excluding interest income	294,120	(228,630)
Balance at the end of the year	3,762,994	3,311,739
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(67,148)	(54,026)
Asset acquired on acquisition of company		12
Balance at the end of the year	(68,368)	(67,148)
Post-retirement pension plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,585,679	2,703,593
Asset acquired on acquisition of company		323
Benefits paid	(128,991)	(160,370)
Participants contributions paid	451	220
Sponsor contributions paid	1,949	2,195
Interest income on plan assets	245,014	283,090
Return on plan assets excluding interest income	295,567	(243,372)
Balance at the end of the year	2,999,669	2,585,679
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(454,957)	(264,603)
Asset acquired on acquisition of company		(680)
Balance at the end of the year	(600,113)	(454,957)
Post-retirement health plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	726,060	667,993
Benefits paid	(32,011)	(27,767)
Sponsor contributions paid	33	31
Interest income on plan assets	70,690	71,061
Return on plan assets excluding interest income	(1,447)	14,742
Balance at the end of the year	R$ 763,325	R$ 726,060